CASH AND CASH EQUIVALENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CASH AND CASH EQUIVALENTS [Abstract]
Time deposits	$ 47,290	$ 13,129
Money market funds	798	823
Guarantee for a claim related to an owned vessel	830	829
Restricted cash held in retention and pledged accounts	0	28,700
Restricted cash, short-term portion	830	29,529
Restricted cash, long-term portion	$ 98,179	$ 0